CONSOLIDATED STATEMENT OF CASH FLOW (Parenthetical) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [line items]
Cash and cash equivalents	$ 18,165,644	$ 23,738,042	$ 18,730,810
Compania de financiamiento Tuya S.A
Statement of cash flows [line items]
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities	$ 16,838
Cash and cash equivalents			3,757
Leasing Peru S.A. [Member]
Statement of cash flows [line items]
Cash and cash equivalents		$ 17,903	$ 4,226